Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash, Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

3. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

A reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	78,790,697	60,957,156
Restricted cash	497,108	-

Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	79,287,805	60,957,156